Annual Fund Operating Expenses	Apr. 28, 2025
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF | Schwab 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF | Schwab Long-Term U.S. Treasury ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab Municipal Bond ETF | Schwab Municipal Bond ETF | Schwab Municipal Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF | Schwab Ultra-Short Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.14%

[1]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.